SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2003

        THE CENTRAL EUROPE AND RUSSIA FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


06-02	  CEE      1000      16.8100      19.59  	   	Weeden & Co
06-03   " "       700      16.6000      19.67             " "
06-04	  " "       500      16.7500      19.46		    " "
06-05   " "      3600      16.7400      19.68		    " "
06-06   " "      2000      16.6335      19.80		    " "
06-09   " "      1500      16.8100      19.68		    " "
06-10   " "      2000      16.7200      19.28		    " "
06-11   " "      1000      16.7300      19.43		    " "
06-12   " "      1500      16.7893      19.60		    " "
06-13   " "      2000      16.8000      19.62		    " "
06-16   " "      2500      16.7800      19.71		    " "
06-17   " "      1700      16.9000      19.78		    " "
06-18   " "      1500      16.7660      19.43		    " "
06-19   " "      1000      16.6000      19.39		    " "
06-20   " "       800      16.6500      19.45		    " "
06-23   " "      1000      16.6300      19.31		    " "
06-24   " "       700      16.5200      19.20		    " "
06-25   " "       500      16.6000      19.36		    " "
06-26   " "      2000      16.4500      19.16		    " "
06-27   " "      1000      16.4900      19.18		    " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          07/07/03